Operations - Liquidity (Details) ¥ in Thousands, $ in Billions	1 Months Ended					12 Months Ended
	Jan. 31, 2023 CNY (¥) shares	Jan. 31, 2023 USD ($) shares	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Mar. 31, 2021 shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)
Issuance of preferred shares
Net losses						¥ (4,811,713)	$ (677,714,000)	¥ (7,507,653)	¥ (6,808,739)
Net cash (used in)/provided by operating activities						266,600	37,553,000	(3,911,370)	(2,647,008)
Accumulated deficit						(26,310,800)		(21,479,869)				$ (3,705,794,000)
Net proceeds from the offering, after deducting offerings expenses	¥ 2,689,400	$ 396,900,000				2,689,380	$ 378,792,000		19,288,423
Debt instrument face value | ¥						652		8,782,848
Convertible senior notes due December 2026 [Member]
Issuance of preferred shares
Proceeds from issuance of Long-term Debt, net of issuance cost			¥ 10,100,000	$ 1,576,600,000					10,100,000	$ 1,576,600,000
Debt instrument face value	¥ 2,600,000			1,600,000,000		3,062,600		¥ 5,792,600					$ 384,800,000
Percentage of convertible notes	0.50%												0.50%
Class Z Ordinary Shares
Issuance of preferred shares
Net proceeds from the offering, after deducting offerings expenses									¥ 19,300,000		$ 22.9
Ordinary shares, issued (in shares)					28,750,000
ADSs
Issuance of preferred shares
Net proceeds from the offering, after deducting offerings expenses	¥ 2,689,400	$ 396,900,000
Ordinary shares, issued (in shares)	15,344,000	15,344,000
ADSs | Convertible senior notes due December 2026 [Member]
Issuance of preferred shares
Debt instrument face value | $				$ 1,000
Debt instrument repurchased amount	¥ 2,200,000					¥ 2,200,000						$ 331,200,000	$ 331,200,000
Remaining net proceeds after deducting selling commissions of ADS Offering | $		$ 68,800,000
ADSs | IPO [Member]
Issuance of preferred shares
Ordinary shares, issued (in shares)	15,344,000	15,344,000